Loss Per Share - Additional information (Detail) - $ / shares	Dec. 31, 2025	Jun. 06, 2025	Apr. 01, 2021
NFL Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Exercise price per share of warrants	$ 0.01	$ 0.01	$ 0.01